SCHEDULE OF CHANGE IN FAIR VALUE OF OUR INVESTMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Begining, investment	$ 22,640,519	$ 22,640,519
Change in fair value of investment	12,706
Ending, investment	$ 22,653,225	$ 22,640,519